Note 4 - Debt Obligations (Details Textual)								1 Months Ended	12 Months Ended
	Dec. 30, 2016 USD ($) $ / shares shares	Dec. 27, 2016 USD ($) $ / shares shares	Sep. 17, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Jun. 06, 2016 USD ($) shares	Jan. 15, 2015 USD ($)	Nov. 19, 2013 USD ($)	Jan. 31, 2015 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 28, 2016 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares
Interest Expense, Debt									$ 3,129,104	$ 994,671
Share Price | $ / shares	$ 0.83
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 0.25
Proceeds from Long-term Lines of Credit							$ 50,000
Line of Credit Facility, Interest Rate at Period End							24.00%
Line of Credit Facility, Canceled												$ 58,530
Derivative Liability, Current									663,560
Proceeds from Lines of Credit					$ 300,000				300,000
Line of Credit Facility, Interest Rate During Period					18.00%
Line of Credit, Current									$ 50,000
Conversion of Line of Credit to 2015 Unit Offering [Member]
Debt Conversion, Original Debt, Amount			$ 250,000
Debt Conversion, Original Debt, Accrued Interest Amount			$ 33,571
Line of Credit [Member]
Debt Instrument, Term					270 days
Summer 2014 Offering Conversions [Member]
Common Stock, Cancelled | shares										530,000
Common Stock, Cancelled Value										$ 212,000
Winter 2016 Unit Offering [Member]
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.57
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.70									$ 0.70
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									292,983		292,983
Units Issued During Period, Value, New Issues		$ 600,000
Number of Trading Days Prior to Interest Payment Due Date if Paid by Issuance of Common Stock		20 days
Debt Conversion before Maturity, Number of Trading Days Common Stock Closes at or above 3 Times the Unit Price		10 days
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		1
Class of Warrant or Right, Exercise Period		30 days
Class of Warrant or Right, Exercise Period Condition, Number of Trading Days Common Stock Closes at or above 2 Times the Exercise Price		10 days
Proceeds from Issuance of Units									$ 167,000
December/January Notes [Member]
Proceeds from Convertible Debt								$ 133,000		$ 333,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 0.25
Debt Conversion, Original Debt, Amount										$ 383,913
One Year Convertible Notes [Member]
Proceeds from Convertible Debt	$ 250,000			$ 250,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%			3.00%
Debt Instrument, Face Amount	$ 280,000			$ 280,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.57			$ 0.45
Debt Instrument, Unamortized Discount	$ 280,000
Convertible Notes Maturing on September 17, 2019 [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.55
Long-term Debt, Gross			$ 283,571
Series A Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									5,429,872	9,597,123
Warrant Issued in Exchange of December/January Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.30		$ 0.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										1,909,301
Series A Warrant Issued for Exchanged Equity [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												234,120
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.75			$ 0.65
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	400,000			400,000
Class of Warrant or Right, Expiration Term	5 years			5 years
Derivative Liability, Current	$ 331,760			$ 160,000					$ 331,800
Debt Instrument, Unamortized Discount				$ 120,000
Increase (Decrease) in Derivative Liabilities									$ 171,800
Warrants Issued Concurrently with Line of Credit [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									300,000
Debt Instrument, Unamortized Discount									$ 237,405
Class of Warrant or Right, Number of Warrants Per Each Dollar Invested | shares					1
Warrant Issued in Exchange of Cancelled Line of Credit [Member]
Debt Conversion, Original Debt, Amount									$ 283,571
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.70						$ 0.70
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			515,583						515,583
The 2015 Unit Offering [Member]
Minimum Proceeds Required For Stock Registration						$ 3,000,000
Proceeds from Convertible Debt									$ 2,140,000	$ 2,671,713
Debt Instrument, Interest Rate, Stated Percentage									12.00%	12.00%
Debt Conversion, Original Debt, Amount									$ 589,371
Debt Conversion, Converted Instrument, Shares Issued | shares									2,167,420
Convertible Notes Payable									$ 4,140,213
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Unit Price 1 [Member]
Debt Instrument, Face Amount									$ 985,000	$ 1,535,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 0.35	$ 0.25
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Unit Price 2 [Member]
Debt Instrument, Face Amount									$ 1,155,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 0.55
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Units Price 2 [Member]
Debt Instrument, Face Amount										$ 1,136,713
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 0.35
The 2015 Unit Offering [Member] | New Convertible Promissory Note in Exchange of Cancelled Common Stock [Member]
Debt Instrument, Face Amount										$ 212,000
The 2015 Unit Offering [Member] | Series A Warrant [Member]
Class of Warrant or Right, Call Provision, Stock Price Threshold, Consecutive Business Days						10 days
Warrant, Convertible Conversion Ratio						2